Document and Entity Information	12 Months Ended
Dec. 31, 2024
Document and Entity Information [Abstract]
Document Type	PRE 14A
Entity Registrant Name	Bicycle Therapeutics plc
Entity Central Index Key	0001761612
Amendment Flag	false